Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Leases [Abstract]
Future minimum lease payments for operating leases
The Group leases in some of its vessels under time charter and bare boat agreements (operating leases). The future minimum lease payments with an average duration of 3 years under non-cancellable leases are as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017
Less than 1 year	(32,120)	(32,120)
Between 1 and 5 years	(63,404)	(95,524)
More than 5 years	—	—

Total future lease payments	(95,524)	(127,644)

Non-cancellable operating lease rentals as lessee
The future minimum lease payments under non-cancellable operating lease rentals for office space and company cars with an average duration of 3 years are payable as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017
Less than 1 year	(4,213)	(2,287)
Between 1 and 5 years	(15,757)	(7,224)
More than 5 years	(4,810)	(1,227)

Total non-cancellable operating lease rentals	(24,780)	(10,738)

Operating lease expenses recognized in profit and loss

(in thousands of USD)	2018	2017	2016
Bareboat charter	(31,120)	(31,111)	(792)
Time charter	6	(62)	(16,921)
Office rental	(3,484)	(2,136)	(2,219)

Total recognized in profit and loss	(34,598)	(33,309)	(19,932)

Future minimum lease receivables for operating leases
The future minimum lease receivables with an average duration of 4 years under non-cancellable leases are as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017
Less than 1 year	151,039	103,007
Between 1 and 5 years	394,721	147,967
More than 5 years	113,721	31,793

Total future lease receivables	659,482	282,767

Non-cancellable operating lease rentals as lessor
on-cancellable operating lease rentals for office space with an average duration of 5 years are receivable as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017
Less than 1 year	1,741	726
Between 1 and 5 years	8,918	2,903
More than 5 years	3,216	233

Total future lease receivables	13,876	3,862

Operating lease revenue recognized in profit and loss

(in thousands of USD)	2018	2017	2016
Bareboat charter	—	—	—
Time charter	75,238	118,705	140,227
Office rental	846	840	878

Total recognized in profit and loss	76,084	119,545	141,105